Derivatives - Summary Of Gross Notional Amount Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Customers [Member]
Derivative, Notional Amount	$ 244,818	$ 244,748
Financial Institutions [Member]
Derivative, Notional Amount	$ 244,818	$ 244,748